Fees Summary	Aug. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 108,480,597.67
Previously Paid Amount	0.00
Total Fee Amount	14,981.18
Total Offset Amount	14,981.18
Net Fee	$ 0.00